UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC

          80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period:  8/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2013
Shares				Value

	COMMON STOCK - 85.4%
	APPAREL - 2.0%
20,000	Deckers Outdoor Corp. *			$ 1,174,600

	AUTO MANUFACTURERS - 2.4%
86,000	Ford Motor Co.			1,392,340

	BANKS - 6.0%
24,500	Citigroup, Inc.			1,184,085
15,500	PNC Financial Services Group, Inc.			1,120,185
33,000	US Bancorp			1,192,290
				3,496,560
	CHEMICALS - 2.1%
41,000	Potash Corp. of Saskatchewan, Inc.			1,215,240

	COMMERCIAL SERVICES - 5.4%
95,000	Mac-Gray Corp.			1,363,250
29,500	Paychex, Inc.			1,141,060
146,600	Professional Diversity Network *			652,370
				3,156,680
	DISTRIBUTION/WHOLESALE - 1.2%
57,300	Houston Wire & Cable Co.			717,396

	DIVERSIFIED FINANCIAL SERVICES - 2.4%
170,000	Janus Capital Group, Inc.			1,421,200

	ENTERTAINMENT - 2.0%
63,000	International Game Technology			1,190,070

	FOOD - 3.8%
26,000	Campbell Soup Co.			1,122,680
28,500	Unilever PLC			1,088,130
				2,210,810
	HOUSEHOLD PRODUCTS/WARES - 4.8%
115,000	Acme United Corp.			1,618,050
12,500	Kimberly-Clark Corp.			1,168,500
				2,786,550
	MEDIA - 3.9%
46,000	Gannett Co., Inc.			1,108,140
117,000	World Wrestling Entertainment, Inc. - Cl. A			1,143,090
				2,251,230
	MINING - 2.7%
52,000	Freeport-McMoRan Copper & Gold, Inc.			1,571,440

	MISCELLANEOUS MANUFACTURER - 4.7%
65,000	FreightCar America, Inc.			1,168,700
66,000	General Electric Co.			1,527,240
				2,695,940
	OIL & GAS - 4.1%
17,500	ConocoPhillips			1,160,250
18,500	Royal Dutch Shell PLC			1,194,915
				2,355,165
North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013
Shares				Value

	OIL & GAS SERVICES - 2.1%
16,500	National Oilwell Varco			$ 1,225,950

	PHARMACEUTICALS - 6.6%
17,500	Abbott Laboratories			583,275
13,500	AbbVie, Inc.			575,235
29,000	Bristol-Myers Squibb Co.			1,209,010
17,000	Johnson & Johnson			1,468,970
				3,836,490
	REITS - 2.0%
43,000	Weyerhaeuser Co.			1,177,340

	RETAIL - 3.9%
195,000	Denny's Corp. *			1,095,900
155,000	Wendy's Co.			1,171,800
				2,267,700
	SEMICONDUCTORS - 2.3%
61,000	Intel Corp.			1,340,780

	SOFTWARE - 2.0%
144,000	American Software Inc.			1,154,880

	TELECOMMUNICATIONS - 14.5%
155,000	Alteva			1,129,950
67,000	Consolidated Communications Holdings, Inc.			1,117,560
86,000	Corning, Inc.			1,207,440
290,000	Nokia OYJ *			1,131,000
109,000	Polycom, Inc. *			1,082,370
41,000	Singapore Telecommunications Ltd.			1,127,090
49,500	Vodafone Group PLC			1,601,325
				8,396,735
	TOYS/GAMES/HOBBIES - 2.3%
140,000	LeapFrog Enterprises, Inc. - Cl. A *			1,346,800

	TRANSPORTATION - 2.2%
51,000	CSX Corp.			1,255,110

	TOTAL COMMON STOCK (Cost - $44,892,642)			49,637,006

	PREFERRED STOCK - 2.9%
	INSURANCE - 1.0%
5,900	Principal Financial Group, Inc., 5.56%			587,994

	INVESTMENT COMPANIES - 1.0%
24,000	Saratoga Investment Corp., 7.50%			599,760

	TRUCKING & LEASING - 0.9%
5,000	General Finance Corp., 9.00%			495,000

	TOTAL PREFERRED STOCK (Cost - $1,678,535)			1,682,754
North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013
Par Value		Coupon Rate (%)	Maturity	Value

	CORPORATE BONDS - 7.0%
	BANKS - 1.0%
$ 625,000	Citigroup, Inc. **	5.950	12/29/2049	$ 593,750

	COMMERCIAL SERVICES - 2.0%
625,000	ARC Document Solutions, Inc.	10.500	12/15/2016	651,562
450,000	Deluxe Corp.	5.125	10/1/2014	461,250
27,000	RR Donnelley & Sons Co.	6.125	1/15/2017	29,835
				1,142,647
	DIVERSIFIED FINANCIAL SERVICES - 0.8%
400,000	Jefferies Group LLC	8.500	7/15/2019	484,654

	FOOD - 1.1%
550,000	Dean Foods Co.	9.750	12/15/2018	622,875

	HEALTHCARE-SERVICES - 1.0%
550,000	DaVita HealthCare Partners, Inc.	6.375	11/1/2018	577,500

	HOUSEHOLD PRODUCTS/WARES - 1.1%
680,000	Central Garden and Pet Co.	8.250	3/1/2018	659,600

	TOTAL CORPORATE BONDS (Cost - $4,076,965)			4,081,026

	CONVERTIBLE BONDS - 0.9%
	MINING - 0.9%
675,000	Molycorp, Inc.	6.000	9/1/2017
	TOTAL CONVERTIBLE BONDS (Cost - $591,475)			518,062

Shares	SHORT-TERM INVESTMENTS - 2.7%
	MONEY MARKET FUND - 2.7%
1,556,394	HighMark 100% US Treasury Money Market Fund, 0.00% ***
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,556,394)			1,556,394

	TOTAL INVESTMENTS - 98.9% (Cost - $52,796,011) (a)			$ 57,475,242
	OTHER ASSETS AND LIABILITIES - NET - 1.1%			643,754
	NET ASSETS - 100.0%			$ 58,118,996

__________
* Non-income producing security.
** Variable rate security - interest rate subject to periodic change.
*** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $ 52,250,994 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 7,106,105
		Unrealized depreciation:		(1,881,857)
		Net unrealized appreciation:		$ 5,224,248

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2013
Shares		Value

	COMMON STOCK - 89.3%
	APPAREL - 3.0%
28,450	RG Barry Corp.	$ 453,208
44,250	Superior Uniform Group, Inc.	525,248
		978,456
	AUTO PARTS & EQUIPMENT - 1.9%
43,550	Douglas Dynamics, Inc.	612,313

	BUILDING MATERIALS - 2.2%
108,200	LSI Industries, Inc.	729,268

	CHEMICALS - 0.4%
4,300	Detrex Corp.	133,300

	COMMERCIAL SERVICES - 12.0%
18,050	Deluxe Corp.	710,268
66,450	Electro Rent Corp.	1,129,650
43,425	Healthcare Services Group, Inc.	1,051,319
20,200	Heidrick & Struggles International, Inc.	304,010
45,000	Intersections, Inc.	411,750
6,850	Landauer, Inc.	325,238
		3,932,235
	COMPUTERS - 1.3%
37,400	Astro-Med, Inc.	437,954

	COSMETICS/PERSONAL CARE - 1.0%
96,000	CCA Industries, Inc.	331,200

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
70,800	GFI Group, Inc.	283,908
14,650	Westwood Holdings Group, Inc.	696,021
		979,929
	ELECTRIC - 4.5%
14,700	Empire District Electric Co.	311,199
13,625	MGE Energy, Inc.	709,999
15,550	Unitil Corp.	437,577
		1,458,775
	ENTERTAINMENT - 1.0%
18,000	Speedway Motorsports, Inc.	318,240

	ENVIRONMENTAL CONTROL - 2.1%
28,497	Ecology and Environment, Inc.	328,855
12,500	US Ecology, Inc.	351,125
		679,980
	FOOD - 0.9%
12,225	Ingles Markets, Inc.	305,503

	FOREST PRODUCTS & PAPER - 0.9%
11,000	Orchids Paper Products Co.	302,390

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013
Shares		Value

	GAS - 4.0%
79,850	Gas Natural, Inc.	$ 814,470
25,850	RGC Resources, Inc.	483,912
		1,298,382
	HEALTHCARE-SERVICES - 2.9%
74,500	Psychemedics Corp.	946,150

	HOME FURNISHINGS - 2.0%
14,376	Flexsteel Industries, Inc.	323,316
61,672	Koss Corp.	322,545
		645,861
	HOUSEHOLD PRODUCTS/WARES - 2.4%
56,450	Acme United Corp.	794,251

	INSURANCE - 1.5%
7,200	Kansas City Life Insurance Co.	314,352
23,910	National Security Group, Inc.	164,979
		479,331
	INVESTMENT COMPANIES - 1.0%
19,500	Golub Capital BDC, Inc.	336,960

	LEISURE TIME - 0.9%
20,000	Bowl America, Inc.	279,000

	MEDIA - 4.3%
129,725	AH Belo Corp.	939,209
49,000	World Wrestling Entertainment, Inc. - Cl. A	478,730
		1,417,939
	OFFICE FURNISHINGS - 2.7%
55,350	Kewaunee Scientific Corp.	891,135

	PHARMACEUTICALS - 0.4%
26,389	Heska Corp.	138,542

	PRIVATE EQUITY - 1.0%
23,000	Monroe Capital Corp.	316,480

	REITS - 8.9%
46,000	Campus Crest Communities, Inc.	486,680
47,900	Government Properties Income Trust	1,119,902
124,000	Monmouth Real Estate Investment Corp.	1,113,520
22,400	Power REIT	179,200
		2,899,302
	RETAIL - 4.9%
29,630	Einstein Noah Restaurant Group, Inc.	474,376
25,100	Frisch's Restaurants, Inc.	489,701
41,000	PetMed Express, Inc.	626,070
		1,590,147
	SOFTWARE - 3.4%
100,700	American Software, Inc.	807,614
60,842	Simulations Plus, Inc.	289,608
		1,097,222
North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013
Shares		Value

	TELECOMMUNICATIONS - 7.8%
88,000	Alteva	$ 641,520
45,725	Consolidated Communications Holdings, Inc.	762,693
85,000	RF Industries Ltd.	532,100
42,500	USA Mobility, Inc.	600,100
		2,536,413
	TEXTILES - 1.6%
73,000	Crown Crafts, Inc.	524,140

	WATER - 5.4%
14,227	Artesian Resources Corp.	310,149
45,075	Middlesex Water Co.	902,402
27,975	York Water Co.	546,072
		1,758,623

	TOTAL COMMON STOCK (Cost - $29,104,370)	29,149,421

	SHORT-TERM INVESTMENTS - 10.9%
3,567,394	Dreyfus Treasury & Agency Cash Management Fund, 0.01% *
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,567,394)	3,567,394

	TOTAL INVESTMENTS - 100.2% (Cost - $32,671,764) (a)	$ 32,716,815
	OTHER ASSETS AND LIABILITIES - NET - (0.2) %	(69,212)
	NET ASSETS - 100.0%	$ 32,647,603

__________
* Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $ 32,671,764 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,139,791
	Unrealized depreciation:	(1,094,740)
	Net unrealized appreciation:	$ 45,051

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2013
Shares		Value

	COMMON STOCK - 88.0%
	AUTO PARTS & EQUIPMENT - 3.2%
30,225	Miller Industries, Inc.	$ 484,204
133,277	Spartan Motors, Inc.	761,012
14,300	Standard Motor Products, Inc.	438,438
		1,683,654
	BEVERAGES - 0.9%
30,000	National Beverage Corp.	480,300

	BUILDING MATERIALS - 2.0%
153,700	LSI Industries, Inc.	1,035,938

	CHEMICALS - 1.1%
19,005	Detrex Corp.	589,155

	COMMERCIAL SERVICES - 12.7%
52,128	ARC Document Solutions, Inc. *	222,587
77,233	Electro Rent Corp.	1,312,961
35,000	Franklin Covey Co. *	549,850
77,500	Great Lakes Dredge & Dock Corp.	521,575
118,000	Mac-Gray Corp.	1,693,300
68,025	Perceptron, Inc.	718,344
19,420	Professional Diversity Network *	86,419
31,000	Standard Parking Corp. *	689,750
176,896	Universal Security Instruments, Inc. *	804,877
		6,599,663
	DISTRIBUTION/WHOLESALE - 1.3%
53,000	Houston Wire & Cable Co.	663,560

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
165,000	Cowen Group, Inc. *	534,600
52,700	HF2 Financial Management, Inc. - Cl. A *	534,905
		1,069,505
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.0%
453,442	Orion Energy Systems, Inc. *	1,568,909

	ELECTRONICS - 6.4%
102,900	Allied Motion Technologies, Inc.	900,375
51,300	Bel Fuse, Inc.	923,400
80,000	Sparton Corp. *	1,501,600
		3,325,375
	ENGINEERING & CONSTRUCTION - 0.7%
19,375	Layne Christensen Co. *	368,319

	ENVIRONMENTAL CONTROL - 3.2%
69,809	Ecology and Environment, Inc.	805,596
57,000	Heritage-Crystal Clean, Inc. *	865,830
		1,671,426
	FOOD - 1.1%
19,825	Seneca Foods Corp. *	584,243

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013
Shares		Value

	HAND/MACHINE TOOLS - 1.8%
76,180	LS Starrett Co.	$ 794,557
7,300	QEP Co., Inc. *	136,145
		930,702
	HOME FURNISHINGS - 1.7%
166,000	Skullcandy, Inc. *	883,120

	HOUSEHOLD PRODUCTS/WARES - 5.0%
130,000	Acme United Corp.	1,829,100
120,000	Central Garden and Pet Co. *	775,200
		2,604,300
	INTERNET - 2.5%
167,000	United Online, Inc.	1,310,950

	LEISURE TIME - 3.0%
48,254	Bowl America, Inc.	673,143
35,202	Johnson Outdoors, Inc. - Cl. A *	886,738
		1,559,881
	MACHINERY-DIVERSIFIED - 6.2%
31,684	Alamo Group, Inc.	1,437,186
380,500	Flow International Corp. *	1,282,285
65,844	Gencor Industries, Inc. *	524,777
		3,244,248
	MEDIA - 3.1%
226,500	AH Belo Corp.	1,639,860

	METAL FABRICATE/HARDWARE - 2.7%
83,825	Eastern Co.	1,394,010

	MINING - 1.1%
9,600	United States Lime & Minerals, Inc. *	564,672

	OIL & GAS SERVICES - 2.7%
155,550	Willbros Group, Inc. *	1,417,060

	REITS - 1.0%
29,000	Terreno Realty Corp.	509,240

	RETAIL - 6.8%
278,000	Denny's Corp. *	1,562,360
329,269	Dover Saddlery, Inc. *	1,234,759
58,600	Jamba, Inc. *	753,010
		3,550,129
	SHIPBUILDING - 1.6%
26,888	Conrad Industries, Inc.	806,640

	SOFTWARE - 3.6%
160,600	American Software, Inc.	1,288,012
33,250	Rosetta Stone, Inc. *	513,380
4,497	Schawk, Inc.	56,212
		1,857,604
North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013
Shares		Value

	TELECOMMUNICATIONS - 1.9%
71,700	Alteva	$ 522,693
34,000	USA Mobility, Inc.	480,080
		1,002,773
	TOYS/GAMES/HOBBIES - 5.7%
132,000	LeapFrog Enterprises, Inc. - Cl. A *	1,269,840
221,244	Ohio Art Co.	1,692,517
		2,962,357

	TOTAL COMMON STOCK (Cost - $45,078,366)	45,877,593

	SHORT-TERM INVESTMENTS - 12.2%
	MONEY MARKET FUND - 12.2%
6,359,177	Dreyfus Treasury & Agency Cash Management Fund, 0.01% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,359,177)	6,359,177

	TOTAL INVESTMENTS - 100.2% (Cost - $51,437,543) (a)	$ 52,236,770
	OTHER ASSETS AND LIABILITIES - NET - (0.2) %	(110,702)
	NET ASSETS - 100.0%	$ 52,126,068

__________
* Non-income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $ 51,437,543 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 2,858,554
	Unrealized depreciation:	(2,059,327)
	Net unrealized appreciation:	$ 799,227

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

North Star Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of August 31, 2013 in valuing the Funds' investments measured at fair value:

North Star Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 49,637,006	$ -	$ -	$ 49,637,006
Preferred Stock	1,682,754	-	-	1,682,754
Corporate Bonds	-	4,081,026	-	4,081,026
Convertible Bonds	-	518,062	-	518,062
Short-Term Investments	1,556,394	-	-	1,556,394
Total	$ 52,876,154	$ 4,599,088	$ -	$ 57,475,242

North Star Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 29,149,421	$ -	$ -	$ 29,149,421
Short-Term Investments	3,567,394	-	-	3,567,394
Total	$ 32,716,815	$ -	$ -	$ 32,716,815

North Star Micro Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 45,877,593	$ -	$ -	$ 45,877,593
Short-Term Investments	6,359,177	-	-	6,359,177
Total	$ 52,236,770	$ -	$ -	$ 52,236,770

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the funds' policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

* See Portfolio of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin Wolf

       Kevin Wolf, President

Date

10/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin Wolf

       Kevin Wolf, President

Date    10/25/13

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date

10/25/13